Short-Term Bank Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Proceeds from bank loan	$ 40,000		$ 50,000
Repayments of bank debt	40,000		50,000
Interest expense	$ 71	$ 0	$ 11
Interest rate	4.55%		0.78%